Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment
Less: accumulated depreciation	$ (10,375)	$ (8,565)
Total property and equipment, net	30,954	28,164
Lab equipment
Property, Plant and Equipment
Property, plant and equipment, gross	19,436	18,214
Office equipment
Property, Plant and Equipment
Property, plant and equipment, gross	2,222	2,211
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross	1,213	1,301
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	9,624	10,316
Assets under construction
Property, Plant and Equipment
Property, plant and equipment, gross	$ 8,834	$ 4,687